DIVIDENDS AND INTEREST ON EQUITY	12 Months Ended
Dec. 31, 2022
DIVIDENDS AND INTEREST ON EQUITY
DIVIDENDS AND INTEREST ON EQUITY

19)  DIVIDENDS AND INTEREST ON EQUITY

a)  Accounting policy

a.1) Dividends

Minimum mandatory dividends are stated in the balance sheet as legal obligations (provision in current liabilities). Dividends in excess of such minimum amount, not yet approved in the Shareholders’ Meeting, are recorded in equity as proposed additional dividends. After approval at the Shareholders’ Meeting, the dividends in excess of the mandatory minimum are transferred to current liabilities and classified as legal obligations.

a.2) Interest on equity

Brazilian legislation allows companies to pay interest on equity, which is similar to payment of dividends; however, this is deductible for income tax calculation purposes. In order to comply with Brazilian tax legislation, the Company and its subsidiaries provision, in its accounting records, the amount due to match against the financial expenses account in the statement of income for the year. For the presentation of these financial statements, that expense is reversed against a direct charge to equity, resulting in the same accounting treatment adopted for dividends. The distribution of interest on equity to shareholders is subject to withholding income tax at a 15% rate.

a.3) Unclaimed dividends and interest on equity

The rights to receive unclaimed interest on equity and dividends prescribe after three years from the initial date available for payment. When dividends and interest on equity expire, these amounts are reversed to retained earnings.

b)  Dividends and interest on equity payable

b.1) Breakdown:

	12.31.22	12.31.21
Telefónica (1)	1,051,720	1,146,019
Telefónica Latinoamérica Holding (1)	1,009,454	927,324
SP Telecomunicações Participações (1)	—	757,506
Telefónica Chile	1,552	2,132
Non-controlling interest	1,124,691	1,432,734
Total	3,187,417	4,265,715
(1)

On October 31, 2022, SP Telecomunicações Participações Ltda. (“SPTE”). Shares issued by the Company and held by SPTE were delivered to its partners Telefónica S.A. (“Telefónica”) and Telefónica Latinoamérica Holding (“TLH”), in proportion to their respective holdings in SPTE’s capital stock, within the scope of sharing the shareholders’ equity. As a result, the interest on shareholders’ equity and dividends held by SPTE were transferred to Telefónica and TLH (note 24.a).

b.2) Changes:

	12.31.22	12.31.21
Balance at the beginning of the fiscal year	4,265,715	3,865,998
Supplementary dividends from the previous year	2,028,524	1,587,518
Interim interest on equity (net of IRRF)	2,763,750	3,824,750
Unclaimed dividends and interest on equity	(167,449)	(116,236)
Payment of dividends and interest on equity	(5,709,263)	(4,901,326)
IRRF on shareholders exempt/immune from interest on equity	6,140	5,011
Balance at the end of the year	3,187,417	4,265,715

For purposes of the cash flow statement, interest on equity and dividends paid to shareholders are recognized in “Financing Activities”.